Share Capital (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	1 Months Ended					12 Months Ended
	Oct. 21, 2021 $ / shares $ / shares shares	Oct. 21, 2021 USD ($) $ / shares shares	May 17, 2021 USD ($)	Jan. 29, 2021 USD ($) shares	Jan. 29, 2021 CAD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Statement [Line Items]
Issuance of common shares | shares				10,253,128	10,253,128
Common shares price | $ / shares					$ 3.31
Description of maximum term of options granted for share-based payment arrangement						Under the plan, the Board of Directors determines the term of a stock option to a maximum of 10 years
Transaction costs				$ 1.7
Aggregate gross proceeds				$ 26.7
Gross proceeds					$ 33,940
Shares Issued | shares								8,329,064	11,240,839
Warrant issued		$ 0.1
Exercise price (in Dollars per share) | $ / shares	$ 0.94	$ 0.94
Number of shares reserved for issuance as a percent of total common shares issued and outstanding						10.00%
Weighted average fair value at grant (in Dollars per share) | $ / shares						$ 0.22	$ 0.43
May 2021 ATM Agreement [Member]
Statement [Line Items]
Gross proceeds			$ 50.0			$ 44.4
Shares Issued | shares									44,085,122
Transaction costs						$ 1.7
Deferred Share Units [Member]
Statement [Line Items]
Shares outstanding, share (in Shares) | shares								2,379,554	1,409,069
Quarterly basis payment description						for 50% to 100% of their director fees earned
Private Placements [Member]
Statement [Line Items]
Common shares price (in Dollars per share) | $ / shares	$ 0.94
Gross proceeds		$ 2.5				$ 0.8	$ 9.9
Shares Issued | shares	3,346,542	3,346,542						2,234,041	15,200,000
Transaction costs		$ 0.1
Common shares (in Shares) | shares	200,793	200,793
Warrants issued (in Shares) | shares		200,793
Warrant issued		$ 0.2
Exercise price (in Dollars per share) | $ / shares								$ 0.47	$ 0.85